Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2021
Cash and cash equivalents [abstract]
Summary of Cash and Cash Equivalents	Cash and cash equivalents at the end of the reporting period consist of the following:

	2021	2020
Cash and bank balances	Ps. 5,336	Ps. 4,435
Cash equivalents (see Note 3.5)	41,912	Ps. 39,062
Total	Ps. 47,248	Ps. 43,497